UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King             Raleigh, North Carolina      February 14, 2012
         ------------             -----------------------      -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          120
                                         -----------

Form 13F Information Table Value Total:  $   136,114
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3M CO                            COM              88579Y101       1,537      18,801 SH       SOLE                             18,801
ABBOTT LABS                      COM              002824100       1,105      19,646 SH       SOLE                             19,646
ACTIVISION BLIZZARD INC          COM              00507V109       1,527     123,955 SH       SOLE                            123,955
ADOBE SYS INC                    COM              00724F101       1,206      42,664 SH       SOLE                             42,664
AKAMAI TECHNOLOGIES INC          COM              00971T101       1,154      35,740 SH       SOLE                             35,740
AMERICAN EAGLE OUTFITTERS NE     COM              02553E106         176      11,520 SH       SOLE                             11,520
AMGEN INC                        COM              031162100         358       5,570 SH       SOLE                              5,570
ANALOG DEVICES INC               COM              032654105         338       9,450 SH       SOLE                              9,450
APPLE INC                        COM              037833100       4,513      11,144 SH       SOLE                             11,144
APPLIED MATLS INC                COM              038222105         623      58,130 SH       SOLE                             58,130
AT&T INC                         COM              00206R102         685      22,654 SH       SOLE                             22,654
ATMEL CORP                       COM              049513104         249      30,800 SH       SOLE                             30,800
AUTOMATIC DATA PROCESSING IN     COM              053015103       3,257      60,310 SH       SOLE                             60,310
BANK OF AMERICA CORPORATION      COM              060505104         272      48,912 SH       SOLE                             48,912
BAXTER INTL INC                  COM              071813109         776      15,675 SH       SOLE                             15,675
BB&T CORP                        COM              054937107       1,330      52,854 SH       SOLE                             52,854
BMC SOFTWARE INC                 COM              055921100         445      13,575 SH       SOLE                             13,575
BOEING CO                        COM              097023105         697       9,501 SH       SOLE                              9,501
BP PLC                           SPONSORED ADR    055622104         438      10,254 SH       SOLE                             10,254
CABELAS INC                      COM              126804301         447      17,600 SH       SOLE                             17,600
CATERPILLAR INC DEL              COM              149123101         365       4,029 SH       SOLE                              4,029
SCHWAB CHARLES CORP NEW          COM              808513105         254      22,575 SH       SOLE                             22,575
CHEVRON CORP NEW                 COM              166764100         952       8,946 SH       SOLE                              8,946
CHICAGO BRIDGE & IRON CO N V     N Y REGISTRY SH  167250109         549      14,525 SH       SOLE                             14,525
CHICOS FAS INC                   COM              168615102         130      11,690 SH       SOLE                             11,690
CISCO SYS INC                    COM              17275R102       3,217     177,926 SH       SOLE                            177,926
CLOROX CO DEL                    COM              189054109         206       3,100 SH       SOLE                              3,100
COCA COLA CO                     COM              191216100       4,160      59,449 SH       SOLE                             59,449
CONOCOPHILLIPS                   COM              20825C104       1,177      16,157 SH       SOLE                             16,157
CONSOLIDATED EDISON INC          COM              209115104         664      10,700 SH       SOLE                             10,700
CORNING INC                      COM              219350105         263      20,299 SH       SOLE                             20,299
COSTCO WHSL CORP NEW             COM              22160K105       6,649      79,800 SH       SOLE                             79,800
DEERE & CO                       COM              244199105       1,238      16,010 SH       SOLE                             16,010
DELL INC                         COM              24702R101         777      53,140 SH       SOLE                             53,140
DOLBY LABORATORIES INC           COM              25659T107         497      16,300 SH       SOLE                             16,300
DUKE ENERGY CORP NEW             COM              26441C105         926      42,110 SH       SOLE                             42,110
DU PONT E I DE NEMOURS & CO      COM              263534109         213       4,653 SH       SOLE                              4,653
ELECTRONIC ARTS INC              COM              285512109         263      12,750 SH       SOLE                             12,750
ELECTRONICS FOR IMAGING INC      COM              286082102         230      16,150 SH       SOLE                             16,150
E M C CORP MASS                  COM              268648102       2,500     116,053 SH       SOLE                            116,053
EXELIS INC                       COM              30162A108         127      14,080 SH       SOLE                             14,080
EXPEDITORS INTL WASH INC         COM              302130109         757      18,490 SH       SOLE                             18,490
EXXON MOBIL CORP                 COM              30231G102      13,804     162,864 SH       SOLE                            162,864
FAMILY DLR STORES INC            COM              307000109         525       9,100 SH       SOLE                              9,100
FEDEX CORP                       COM              31428X106       1,280      15,325 SH       SOLE                             15,325
FREDS INC                        CL A             356108100         272      18,650 SH       SOLE                             18,650
GENERAL ELECTRIC CO              COM              369604103       2,632     146,975 SH       SOLE                            146,975
GILEAD SCIENCES INC              COM              375558103         393       9,600 SH       SOLE                              9,600
GLAXOSMITHKLINE PLC              SPONSORED ADR    37733W105         297       6,500 SH       SOLE                              6,500
GOOGLE INC                       CL A             38259P508       1,384       2,143 SH       SOLE                              2,143
HELMERICH & PAYNE INC            COM              423452101         432       7,404 SH       SOLE                              7,404
HEWLETT PACKARD CO               COM              428236103         446      17,330 SH       SOLE                             17,330
HOME DEPOT INC                   COM              437076102         991      23,582 SH       SOLE                             23,582
HONDA MOTOR LTD                  AMERN SHS        438128308         390      12,753 SH       SOLE                             12,753
INTERNATIONAL BUSINESS MACHS     COM              459200101       2,205      11,993 SH       SOLE                             11,993
SELECT SECTOR SPDR TR            SBI INT-INDS     81369Y704         364      10,797 SH       SOLE                             10,797
INTEGRATED DEVICE TECHNOLOGY     COM              458118106         243      44,450 SH       SOLE                             44,450
INTEL CORP                       COM              458140100       3,368     138,891 SH       SOLE                            138,891
ISHARES TR                       TRANSP AVE IDX   464287192         275       3,077 SH       SOLE                              3,077
JOES JEANS INC                   COM              47777N101           5      10,000 SH       SOLE                             10,000
JOHNSON & JOHNSON                COM              478160104       3,076      46,902 SH       SOLE                             46,902
JUNIPER NETWORKS INC             COM              48203R104         263      12,875 SH       SOLE                             12,875
KIMBERLY CLARK CORP              COM              494368103       1,170      15,900 SH       SOLE                             15,900
KRAFT FOODS INC                  CL A             50075N104         293       7,830 SH       SOLE                              7,830
LEXMARK INTL NEW                 CL A             529771107         317       9,581 SH       SOLE                              9,581
LOCKHEED MARTIN CORP             COM              539830109         773       9,550 SH       SOLE                              9,550
LOWES COS INC                    COM              548661107       2,675     105,409 SH       SOLE                            105,409
LSI CORPORATION                  COM              502161102         347      58,337 SH       SOLE                             58,337
MCDERMOTT INTL INC               COM              580037109         601      52,225 SH       SOLE                             52,225
MCDONALDS CORP                   COM              580135101       1,599      15,935 SH       SOLE                             15,935
MEDTRONIC INC                    COM              585055106         260       6,800 SH       SOLE                              6,800
MEREDITH CORP                    COM              589433101         449      13,750 SH       SOLE                             13,750
MICROSOFT CORP                   COM              594918104       3,338     128,566 SH       SOLE                            128,566
MONSANTO CO NEW                  COM              61166W101       1,666      23,770 SH       SOLE                             23,770
MORGAN STANLEY                   COM NEW          617446448         364      24,034 SH       SOLE                             24,034
MOSAIC CO NEW                    COM              61945C103         998      19,797 SH       SOLE                             19,797
NIKE INC                         CL B             654106103         289       3,000 SH       SOLE                              3,000
NOKIA CORP                       SPONSORED ADR    654902204         472      97,836 SH       SOLE                             97,836
NOVARTIS A G                     SPONSORED ADR    66987V109         268       4,696 SH       SOLE                              4,696
NUCOR CORP                       COM              670346105       1,169      29,554 SH       SOLE                             29,554
NVIDIA CORP                      COM              67066G104         938      67,700 SH       SOLE                             67,700
ORACLE CORP                      COM              68389X105       1,793      69,891 SH       SOLE                             69,891
PAYCHEX INC                      COM              704326107         543      18,050 SH       SOLE                             18,050
PEPSICO INC                      COM              713448108         624       9,408 SH       SOLE                              9,408
PFIZER INC                       COM              717081103       1,203      55,573 SH       SOLE                             55,573
PHILIP MORRIS INTL INC           COM              718172109         306       3,901 SH       SOLE                              3,901
PIEDMONT NAT GAS INC             COM              720186105         294       8,642 SH       SOLE                              8,642
PMC-SIERRA INC                   COM              69344F106          70      12,626 SH       SOLE                             12,626
PROCTER & GAMBLE CO              COM              742718109       3,791      56,834 SH       SOLE                             56,834
PROGRESS ENERGY INC              COM              743263105         731      13,048 SH       SOLE                             13,048
PROSHARES TR                     PSHS ULTSH 20YRS 74347R297         606      33,521 SH       SOLE                             33,521
QUALCOMM INC                     COM              747525103       2,513      45,935 SH       SOLE                             45,935
QUANTA SVCS INC                  COM              74762E102         307      14,250 SH       SOLE                             14,250
RAYTHEON CO                      COM NEW          755111507         423       8,750 SH       SOLE                              8,750
ROYAL BK CDA MONTREAL QUE        COM              780087102         356       6,986 SH       SOLE                              6,986
SAP AG                           SPON ADR         803054204         203       3,825 SH       SOLE                              3,825
SCHLUMBERGER LTD                 COM              806857108       1,574      23,036 SH       SOLE                             23,036
SIGMA ALDRICH CORP               COM              826552101         770      12,320 SH       SOLE                             12,320
SOUTHERN CO                      COM              842587107         676      14,595 SH       SOLE                             14,595
SPECTRA ENERGY CORP              COM              847560109         325      10,581 SH       SOLE                             10,581
STEIN MART INC                   COM              858375108         101      14,775 SH       SOLE                             14,775
STRYKER CORP                     COM              863667101         316       6,350 SH       SOLE                              6,350
TARGET CORP                      COM              87612E106         488       9,537 SH       SOLE                              9,537
TEVA PHARMACEUTICAL INDS LTD     ADR              881624209       1,481      36,700 SH       SOLE                             36,700
TIBCO SOFTWARE INC               COM              88632Q103       1,170      48,933 SH       SOLE                             48,933
TOYOTA MOTOR CORP                SP ADR REP2COM   892331307       1,208      18,260 SH       SOLE                             18,260
TRANSCANADA CORP                 COM              89353D107         404       9,250 SH       SOLE                              9,250
TRAVELERS COMPANIES INC          COM              89417E109         506       8,554 SH       SOLE                              8,554
TRIQUINT SEMICONDUCTOR INC       COM              89674K103         214      44,000 SH       SOLE                             44,000
UNITEDHEALTH GROUP INC           COM              91324P102         670      13,220 SH       SOLE                             13,220
UNITED PARCEL SERVICE INC        CL B             911312106       1,618      22,102 SH       SOLE                             22,102
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD     921946406         397       8,781 SH       SOLE                              8,781
VARIAN MED SYS INC               COM              92220P105       1,192      17,750 SH       SOLE                             17,750
VERIZON COMMUNICATIONS INC       COM              92343V104         588      14,665 SH       SOLE                             14,665
VISA INC                         COM CL A         92826C839       1,281      12,615 SH       SOLE                             12,615
WAL MART STORES INC              COM              931142103       6,925     115,883 SH       SOLE                            115,883
DISNEY WALT CO                   COM DISNEY       254687106       1,130      30,133 SH       SOLE                             30,133
WELLS FARGO & CO NEW             COM              949746101         346      12,568 SH       SOLE                             12,568
WHOLE FOODS MKT INC              COM              966837106         722      10,370 SH       SOLE                             10,370
XYLEM INC                        COM              98419M100         370      14,410 SH       SOLE                             14,410